Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 11.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	97,760,154	407,659,841
Total Alternative Strategies Funds (Cost $377,532,909)		407,659,841

Common Stocks 11.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc., Class A	43,781	4,505,503
Total Consumer Discretionary		4,505,503
Real Estate 10.9%
Equity Real Estate Investment Trusts (REITS) 10.9%
Alexandria Real Estate Equities, Inc.	136,910	23,052,906
American Homes 4 Rent, Class A	592,920	16,981,229
American Tower Corp.	51,682	12,876,570
AvalonBay Communities, Inc.	80,206	12,677,360
Boston Properties, Inc.	134,751	11,705,819
Camden Property Trust	81,491	7,410,792
Coresite Realty Corp.	75,116	9,197,954
Corporate Office Properties Trust	220,381	5,430,188
CyrusOne, Inc.	44,730	3,736,297
Digital Realty Trust, Inc.	103,558	16,118,803
Duke Realty Corp.	473,905	18,269,038
Equinix, Inc.	41,850	33,052,293
Equity LifeStyle Properties, Inc.	329,391	21,835,329
Essex Property Trust, Inc.	48,119	10,418,245
Extra Space Storage, Inc.	97,148	10,351,119
First Industrial Realty Trust, Inc.	381,465	16,269,482
Four Corners Property Trust, Inc.	162,148	4,094,237
Gaming and Leisure Properties, Inc.	423,228	15,384,338
Healthpeak Properties, Inc.	374,969	10,364,143
Highwoods Properties, Inc.	272,860	10,166,764
Host Hotels & Resorts, Inc.	846,923	9,510,945
Investors Real Estate Trust	124,850	8,876,835
Invitation Homes, Inc.	608,565	17,423,216
Life Storage, Inc.	99,484	10,488,598
Medical Properties Trust, Inc.	714,314	13,271,954
Common Stocks (continued)
Issuer	Shares	Value ($)
National Storage Affiliates Trust	165,896	5,691,892
Outfront Media, Inc.	123,950	2,098,473
ProLogis, Inc.	299,342	30,490,976
SITE Centers Corp.	379,526	2,850,240
STORE Capital Corp.	497,396	13,449,588
Sun Communities, Inc.	81,196	12,104,700
Tanger Factory Outlet Centers, Inc.	498,759	2,837,939
Total		398,488,262
Total Real Estate		398,488,262
Total Common Stocks (Cost $393,156,654)		402,993,765

Foreign Government Obligations(b),(c) 8.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.2%
Canadian Government Bond
06/01/2028	2.000%	CAD	10,108,000	8,625,007
Chile 0.9%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	22,545,000,000	33,596,107
China 0.3%
China Government Bond
11/21/2029	3.130%	CNY	66,950,000	9,789,785
France 0.6%
French Republic Government Bond OAT(d)
10/25/2027	2.750%	EUR	10,316,000	15,086,410
11/25/2028	0.750%	EUR	4,674,000	6,044,524
05/25/2045	3.250%	EUR	464	915
Total				21,131,849
Indonesia 0.8%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	418,392,000,000	29,052,248
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(d)
03/01/2047	2.700%	EUR	3,517,000	4,822,574
Japan 1.6%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	1,175,550,000	11,216,550
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2020 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 20-Year Bond
06/20/2032	1.500%	JPY	23,300,000	254,685
09/20/2037	0.600%	JPY	549,150,000	5,386,047
06/20/2039	0.300%	JPY	692,250,000	6,415,979
12/20/2039	0.300%	JPY	195,950,000	1,811,454
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	288,250,000	3,619,936
03/20/2047	0.800%	JPY	604,150,000	6,062,513
06/20/2047	0.800%	JPY	337,300,000	3,379,658
09/20/2047	0.800%	JPY	594,800,000	5,956,267
03/20/2048	0.800%	JPY	585,450,000	5,858,134
03/20/2049	0.500%	JPY	354,700,000	3,275,908
06/20/2049	0.400%	JPY	595,200,000	5,333,728
12/20/2049	0.400%	JPY	136,600,000	1,220,041
Total				59,790,900
Mexico 0.8%
Mexican Bonos
05/31/2029	8.500%	MXN	558,663,300	30,198,688
South Africa 0.9%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	265,148,000	18,055,799
01/31/2030	8.000%	ZAR	247,517,000	13,448,526
Total				31,504,325
South Korea 0.6%
Korea Treasury Bond
12/10/2028	2.375%	KRW	12,410,000,000	11,238,710
06/10/2029	1.875%	KRW	12,031,000,000	10,476,227
Total				21,714,937
Spain 0.4%
Spain Government Bond(d)
04/30/2029	1.450%	EUR	6,354,000	8,360,686
04/30/2030	0.500%	EUR	6,006,000	7,277,348
Total				15,638,034
United Kingdom 1.0%
United Kingdom Gilt(d)
10/22/2028	1.625%	GBP	10,885,000	16,262,385
06/07/2032	4.250%	GBP	5,928,000	11,381,912
01/22/2045	3.500%	GBP	3,257,133	6,854,933
Total				34,499,230
Total Foreign Government Obligations (Cost $289,102,318)				300,363,684

Inflation-Indexed Bonds(b) 14.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.5%
Australia Government Bond(d)
11/21/2027	0.750%	AUD	4,216,258	3,380,873
08/21/2035	2.000%	AUD	3,395,922	3,323,390
08/21/2040	1.250%	AUD	2,082,419	1,893,884
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	10,056,229	8,771,859
Total				17,370,006
Brazil 0.1%
Brazil Notas do Tesouro Nacional Serie B
08/15/2026	6.000%	BRL	18,582,787	4,071,070
Canada 0.9%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	14,557,955	14,875,931
12/01/2031	4.000%	CAD	6,085,093	7,209,167
12/01/2036	3.000%	CAD	4,313,502	5,170,108
12/01/2041	2.000%	CAD	3,885,840	4,403,573
Total				31,658,779
France 0.7%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	4,718,916	6,655,150
07/25/2032	3.150%	EUR	2,236,026	4,081,728
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	7,702,157	9,681,125
07/25/2040	1.800%	EUR	1,936,480	3,644,469
Total				24,062,472
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	3,147,207	4,403,078
05/15/2028	1.300%	EUR	2,738,067	3,473,895
09/15/2035	2.350%	EUR	966,064	1,430,690
09/15/2041	2.550%	EUR	671,355	1,054,080
Total				10,361,743
Japan 0.7%
Japanese Government CPI-Linked Bond
03/10/2026	0.100%	JPY	799,883,040	7,571,020
03/10/2027	0.100%	JPY	1,530,215,924	14,476,491
03/10/2028	0.100%	JPY	252,235,000	2,393,395
Total				24,440,906
New Zealand 0.2%
New Zealand Government Inflation-Linked Bond(d)
09/20/2030	3.000%	NZD	4,867,719	4,445,705
09/20/2035	2.500%	NZD	5,032,061	4,905,993
Total				9,351,698

2	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2020 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 0.0%
Republic of South Africa Government Bond - CPI Linked
12/31/2050	2.500%	ZAR	48,554,286	1,870,136
United Kingdom 4.5%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	8,521,900	12,725,506
03/22/2029	0.125%	GBP	12,161,967	21,132,250
03/22/2034	0.750%	GBP	8,985,320	18,947,579
11/22/2037	1.125%	GBP	9,745,916	23,725,973
03/22/2044	0.125%	GBP	10,284,633	23,841,805
03/22/2052	0.250%	GBP	12,798,702	35,042,515
11/22/2056	0.125%	GBP	6,104,075	17,601,765
11/22/2065	0.125%	GBP	2,147,853	7,383,232
03/22/2068	0.125%	GBP	1,646,955	6,032,412
Total				166,433,037
United States 6.4%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		23,037,616	23,498,639
01/15/2024	0.625%		45,567,741	48,795,932
01/15/2025	0.250%		33,751,904	36,326,682
07/15/2027	0.375%		22,784,670	25,578,907
01/15/2028	0.500%		21,327,968	24,160,145
07/15/2028	0.750%		12,208,068	14,222,860
01/15/2029	0.875%		19,742,497	23,257,522
07/15/2029	0.250%		7,705,868	8,726,218
02/15/2042	0.750%		5,010,789	6,352,859
02/15/2043	0.625%		5,803,797	7,209,566
02/15/2045	0.750%		4,485,273	5,772,907
02/15/2048	1.000%		7,639,929	10,669,636
Total				234,571,873
Total Inflation-Indexed Bonds (Cost $468,421,338)				524,191,720

Residential Mortgage-Backed Securities - Agency 8.4%

Government National Mortgage Association TBA(e)
09/21/2050	3.000%		12,900,000	13,536,937
09/21/2050	3.500%		39,646,000	41,697,934
09/21/2050	4.000%		9,000,000	9,517,852
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
09/17/2035	2.500%	19,748,328	20,716,845
09/17/2035- 10/14/2050	3.000%	93,000,000	97,813,899
09/14/2050	3.500%	68,830,000	72,607,584
09/14/2050	4.000%	31,000,000	33,040,430
09/14/2050	4.500%	19,800,000	21,384,773
Total Residential Mortgage-Backed Securities - Agency (Cost $310,164,824)			310,316,254

U.S. Treasury Obligations 7.4%

U.S. Treasury
08/31/2026	1.375%	22,249,000	23,556,129
08/15/2027	2.250%	32,673,000	36,644,811
11/15/2027	2.250%	31,548,000	35,471,782
08/15/2028	2.875%	27,903,500	32,943,570
11/15/2028	3.125%	26,771,100	32,250,809
05/15/2029	2.375%	26,004,000	29,900,537
08/15/2029	1.625%	26,107,500	28,387,827
11/15/2029	1.750%	25,254,000	27,779,400
02/15/2030	1.500%	24,906,000	26,840,107
Total U.S. Treasury Obligations (Cost $256,478,167)			273,774,972

Money Market Funds 39.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(a),(f)	1,453,604,475	1,453,604,475
Total Money Market Funds (Cost $1,453,615,301)		1,453,604,475
Total Investments in Securities (Cost: $3,548,471,511)		3,672,904,711
Other Assets & Liabilities, Net		3,595,166
Net Assets		3,676,499,877

At August 31, 2020, securities and/or cash totaling $362,768,168 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
68,622,000 CNY	9,862,317 USD	Citi	09/14/2020	—	(141,365)
142,000,000,000 IDR	9,597,513 USD	Citi	09/14/2020	—	(139,002)
3,290,724,000 KRW	2,780,364 USD	Citi	09/14/2020	9,834	—
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
741,000 MXN	33,080 USD	Citi	09/14/2020	—	(734)
26,801,665,000 CLP	33,655,635 USD	Goldman Sachs	09/14/2020	—	(815,434)
185,000,000,000 IDR	12,533,875 USD	Goldman Sachs	09/14/2020	—	(151,020)
177,406,097 GBP	232,058,408 USD	HSBC	09/14/2020	—	(5,110,511)
27,844,711,000 JPY	261,594,415 USD	HSBC	09/14/2020	—	(1,345,947)
666,844,000 MXN	29,793,097 USD	HSBC	09/14/2020	—	(636,851)
31,999,000 NOK	3,562,189 USD	HSBC	09/14/2020	—	(101,162)
13,699,000 NZD	9,006,339 USD	HSBC	09/14/2020	—	(221,140)
53,000 PLN	14,163 USD	HSBC	09/14/2020	—	(228)
184,672,000 SEK	21,134,452 USD	HSBC	09/14/2020	—	(218,477)
9,575,000 SGD	6,976,605 USD	HSBC	09/14/2020	—	(61,031)
390,641 USD	594,000 NZD	HSBC	09/14/2020	9,470	—
495,882 USD	4,333,000 SEK	HSBC	09/14/2020	5,126	—
412,635,000 ZAR	23,449,978 USD	HSBC	09/14/2020	—	(859,758)
86,983,000 AUD	62,225,899 USD	Morgan Stanley	09/14/2020	—	(1,931,209)
53,802,000 CAD	40,487,792 USD	Morgan Stanley	09/14/2020	—	(761,857)
64,463,000 CHF	70,435,612 USD	Morgan Stanley	09/14/2020	—	(902,860)
101,819,000 DKK	16,091,760 USD	Morgan Stanley	09/14/2020	—	(235,095)
251,158,300 EUR	295,779,648 USD	Morgan Stanley	09/14/2020	—	(4,021,471)
51,841,000 GBP	67,868,703 USD	Morgan Stanley	09/14/2020	—	(1,435,984)
153,510,000 HKD	19,805,378 USD	Morgan Stanley	09/14/2020	28	—
176,340,000 ZAR	10,025,413 USD	Morgan Stanley	09/14/2020	—	(363,378)
23,334,000 BRL	4,287,998 USD	Standard Chartered	09/14/2020	30,434	—
128,227,000,000 IDR	8,661,061 USD	Standard Chartered	09/14/2020	—	(131,080)
22,705,072,000 KRW	19,194,252 USD	Standard Chartered	09/14/2020	78,375	—
Total				133,267	(19,585,594)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	69	09/2020	AUD	10,175,327	84,821	—
Australian 10-Year Bond	171	09/2020	AUD	25,217,115	—	(153,536)
Euro-BTP	59	09/2020	EUR	8,626,390	416,256	—
Euro-Bund	73	09/2020	EUR	12,815,880	44,497	—
Euro-OAT	60	09/2020	EUR	10,048,200	139,842	—
Japanese 10-Year Government Bond	3	09/2020	JPY	454,770,000	—	(673)
Long Gilt	26	12/2020	GBP	3,510,260	—	(46,817)
MSCI EAFE Index	7,090	09/2020	USD	673,585,450	39,896,479	—
MSCI EAFE Index	45	09/2020	USD	4,275,225	—	(10,089)
MSCI Emerging Markets Index	5,641	09/2020	USD	310,367,820	20,285,157	—
Russell 2000 Index E-mini	1,406	09/2020	USD	109,759,390	7,768,758	—
S&P 500 Index E-mini	8,632	09/2020	USD	1,510,125,240	144,012,672	—
S&P/TSX 60 Index	466	09/2020	CAD	92,174,800	3,431,926	—
U.S. Treasury 10-Year Note	349	12/2020	USD	48,598,250	—	(71,641)
U.S. Treasury 5-Year Note	285	12/2020	USD	35,918,906	13,206	—
U.S. Ultra Bond 10-Year Note	45	12/2020	USD	7,174,688	—	(35,609)
Total					216,093,614	(318,365)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(722)	09/2020	JPY	(11,667,520,000)	—	(6,331,195)

4	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2020 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 0.290%	Receives Quarterly, Pays Annually	Morgan Stanley	03/06/2030	SEK	168,600,000	113,490	—	—	113,490	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	1.722	USD	438,860,100	17,535,360	—	—	17,535,360	—
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	3.646	USD	692,863,020	53,856,897	—	—	53,856,897	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.651	USD	417,168,000	5,751,256	—	—	5,751,256	—
Markit iTraxx Europe Main Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	0.545	EUR	87,140,000	1,224,023	—	—	1,224,023	—
Total								78,367,536	—	—	78,367,536	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.009%)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	158,710,946	212,500,000	—	36,448,895	407,659,841	—	—	4,224,334	97,760,154
Columbia Short-Term Cash Fund, 0.149%
	1,221,418,023	1,791,361,137	(1,559,017,365)	(157,320)	1,453,604,475	—	56,962	18,636,331	1,453,604,475
Total	1,380,128,969			36,291,575	1,861,264,316	—	56,962	22,860,665

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2020, the total value of these securities amounted to $303,670,643, which represents 8.26% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2020.
Abbreviation Legend
TBA	To Be Announced
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2020